Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Segment Information [Abstract]
Schedule of revenue by geographic region
	Three months ended		Six months ended
	2022	June 30 2021	2022	June 30 2021
United States	$4,253,553	$2,080,913	$8,139,712	$4,283,999
Canada	80,158	3,727	157,229	23,716
Other	65,601	40,239	147,136	149,627
	$4,399,312	$2,124,879	$8,444,077	$4,457,342

	2021	2020
United States	$9,188,396	$4,339,262
Canada	130,009	120,480
Other	147,958	97,811
	$9,466,363	$4,557,553

Schedule of long-lived assets
	June 30 2022	December 31, 2021
United States	$4,540,938	$927,322
Canada	478,627	359,527
	$5,019,565	$1,286,849

	2021	2020
United States	$927,322	$—
Canada	359,527	—
	$1,286,849	$—